Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	TELEFONICA BRASIL S.A.
Entity Central Index Key	0001066119
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Entity Interactive Data Current	No
Entity Current Reporting Status	Yes
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Common shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	0
Preferred shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	0